Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital		Receivables from shareholders		Share premium	Other Comprehensive Income	Merger reserve	Capital reserve	Statutory reserve	Retained profits	Total
Balance beginning at Dec. 31, 2021	$ 10	[1],[2]	$ (10)	[1],[2]	$ 1,667	$ 1,924	$ 1	$ 2,291	$ 247	$ 39,265	$ 45,395
Profit and total comprehensive income for the year						(4,555)				11,853	7,298
Balance ending at Dec. 31, 2022	10	[1],[2]	(10)	[1],[2]	1,667	(2,631)	1	2,291	247	51,118	52,693
Issurance of new shares	6		(3,200)		3,194
Profit and total comprehensive income for the year						(1,152)				11,501	10,349
Balance ending at Dec. 31, 2023	$ 16		$ (3,210)		$ 4,861	$ (3,783)	$ 1	$ 2,291	$ 247	$ 62,619	$ 63,042

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 18).
[2]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 18).